REVENUE	12 Months Ended
Dec. 31, 2019
REVENUE
REVENUE

13.         REVENUE

Revenue by metal was:

	For the year ended
	December 31,	December 31,
	2019	2018
Gold revenue	$471,419	$452,253
Silver revenue	6,524	5,362
Revenue from contracts with customers	$477,943	$457,615
Gain (loss) on trade receivables at fair value	6,597	(3,059)
	$484,540	$454,556

Revenue from contracts with customers by product was:

	For the year ended
	December 31,	December 31,
	2019	2018
Gold revenue - doré	$322,078	$315,068
Gold revenue - concentrate	149,341	137,185
Silver revenue - concentrate	4,379	3,120
Silver revenue - doré	2,145	2,242
	$477,943	$457,615